Detail of Certain Balance Sheet Accounts - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory valuation allowance	$ 12,300,000	$ 255,000	$ 12,358,895	$ 264,567	$ 20,537,341	$ 2,691,787	$ 4,451,542
Provision for losses on purchase	270,000	0	264,567	0	8,500,000
Net of inventory allowances	29,000,000		29,000,000		19,700,000	4,300,000
Depreciation related to property and equipment	$ 2,300,000	$ 805,000	$ 4,200,000	$ 1,400,000	$ 4,200,000	$ 1,400,000	$ 1,300,000